CMG CORE PLUS BOND FUND
                               CMG CORE BOND FUND
                            CMG SHORT TERM BOND FUND
                  CMG MORTGAGE AND ASSET-BACKED SECURITIES FUND
                                  (the "Funds")

            SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL
                       INFORMATION DATED DECEMBER 1, 2006

         Effective immediately, Richard R. Cutts will no longer co-manage the Funds.

1. The section in the prospectus entitled "MANAGEMENT: MANAGEMENT FEES AND PORTFOLIO MANAGERS" for CMG Core Plus Bond Fund is revised in its entirety and replaced with the following:

     Leonard A. Aplet, a managing director of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since November, 2005. Mr. Aplet has been associated with Columbia Advisors or its predecessors since 1987.

     Kevin L. Cronk, a senior vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since November, 2005. Mr. Cronk has been associated with Columbia Advisors or its predecessors since August, 1999.

     Thomas A. LaPointe, a senior vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since November, 2005. Mr. LaPointe has been associated with Columbia Advisors or its predecessors since February, 1999.

     Laura A. Ostrander, a senior vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since November, 2005. Ms. Ostrander has been associated with Columbia Advisors or its predecessor since December, 1996.

     Carl W. Pappo, a senior vice president of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since March, 2005. Mr. Pappo has been associated with Columbia Advisors or its predecessors since January, 1993.

2. The section in the prospectus entitled "MANAGEMENT: MANAGEMENT FEES AND PORTFOLIO MANAGERS" for CMG Core Bond Fund is revised in its entirety and replaced with the following:

     Leonard A. Aplet, a managing director of Columbia Advisors, is the manager for the Fund and has managed or co-managed the Fund since it commenced operations in September, 2000. Mr. Aplet has been associated with Columbia Advisors or its predecessors since 1987.

3. The section in the prospectus entitled "MANAGEMENT: MANAGEMENT FEES AND PORTFOLIO MANAGERS" for CMG Short Term Bond Fund is revised in its entirety and replaced with the following:

     Leonard A. Aplet, a managing director of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since February, 1998. Mr. Aplet has been associated with Columbia Advisors or its predecessors since 1987.

     Ronald Stahl, a senior portfolio manager of Columbia Advisors, is a co-manager for the Fund and has co-managed the Fund since November, 2006. Mr. Stahl has been associated with Columbia Advisors or its predecessors since January, 1998.

4. The section in the prospectus entitled "MANAGEMENT: MANAGEMENT FEES AND PORTFOLIO MANAGERS" for CMG Mortgage and Asset-Backed Securities Fund is revised in its entirety and replaced with the following:

     Leonard A. Aplet, a managing director of Columbia Advisors, is a manager for the Fund and has managed or co-managed the Fund since its inception. Mr. Aplet has been associated with Columbia Advisors or its predecessors since 1987.

5. All references to Mr. Cutts in the Statement of Additional Information are removed.


XXXXXXX                                                     August 1, 2007